Changes in significant accounting policies	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Changes in significant accounting policies:

(a)	Fair Value Measurements:

On January 1, 2012, the Company prospectively adopted amendments issued by the Financial Accounting Standards Board (FASB) to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). These amendments provide clarification and/or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. The adoption of the amendments did not have a material impact on the Company’s financial position, results of operations or cash flows for the periods presented.

(b)	Comprehensive Income:

On January 1, 2012, the Company prospectively adopted amendments issued by the FASB on the presentation of comprehensive income. The amendments give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of the amendments did not have a material impact on the presentation of the Company’s results of operations for the periods presented.